Other Notes Payable	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Other Notes Payable

NOTE 11 – OTHER NOTES PAYABLE

Convertible Notes

During the year ended December 31, 2017, the Company received an aggregate of $1,550,000 associated with the issuances of convertible promissory notes payable and warrants to various parties, of which convertible promissory notes in the aggregate amount of $300,000 were issued to related parties. These notes are convertible into shares of the Company’s common stock upon the occurrence of the initial public offering at a 50% discount to the initial public offering price (the “Conversion Price”). If the convertible notes are not converted within six months, they are to be repaid with 10% interest. The maturity dates of all of the notes were extended subsequent to the year ended December 31, 2017. See Note 18 – Subsequent Events- Convertible Notes Payable for details related to subsequent issuances and extensions. In connection with the issuances of the convertible promissory notes, the Company issued three-year warrants for the purchase of an aggregate of 84,736 shares of the Company’s common stock exercisable at the Conversion Price (see Note 17 - Equity – Warrants).

During the year ended December 31, 2017, the Company received an aggregate of $799,340 associated with the issuances of convertible promissory notes payable to various parties. The notes are automatically converted into common stock at the Conversion Price upon the earlier of the closing of the offering or the maturity dates of the notes. See Note 18 – Subsequent Events- Convertible Notes Payable for details related to subsequent issuances or extensions of convertible notes.

On January 4, 2018 the Company issued a $100,000 convertible promissory note. The note bears no stated interest or maturity date. The note as amended and extended on January 29, 2018, will automatically convert into shares of the Company’s common stock upon the earlier of (a) twelve months from the extension date or (b) the approval of the Form 1-A Registration Statement, at a 50% discount to the initial public offering price.

On January 24, 2018 to January 25, 2018, the Company received an aggregate of $150,000 associated with the issuances of convertible promissory notes payable, of which $100,000 were issued to a related party, as amended and extended on or about January 29, 2018, with a stated interest rate of 10% per the original 60-day-term, convertible at the option of the holder into common stock at a price per share of $1.625 (50% of initial public offering price), and, if not converted, will become due and payable along with the principal amount upon the earlier of (a) six months following the extension or (b) the approval of the Form 1-A Registration Statement.

In January 2018, the Company and certain note holders, including related parties, agreed to extend the maturity date of convertible notes payable in the aggregate principal amount of $1,591,800 to be upon the earlier of the closing of the initial public offering, but no later than July 29, 2018. See Note 18 - Subsequent Events – Convertible Notes for details related to further extensions of convertible notes.

On February 7, 2018, the Company and a note holder entered into an amendment to a promissory note issued by the Company on May 31, 2017, whereby the parties agreed to (i) extend the term of the note to March 15, 2018, (ii) increase the outstanding balance of the note to $170,000, inclusive of principal and interest and (iii) the Company agreed to payments on the following dates: (a) $70,000 upon entering into the amendment and (b) $100,000 on March 15, 2018. See Note 16 – Litigations, Claims and Assessments for further action taken by the note holder.

During May 8, 2018 to September 30, 2018, the Company received an aggregate of $784,000 associated with the issuances of convertible promissory notes payable, of which $550,000 were issued to a related party. In addition, the Company issued a convertible promissory note of $30,000 for which the proceeds was received by the Former Parent and the Company recorded the corresponding receivable. The notes bear no stated interest or maturity date. The notes are convertible into shares of the Company’s stock upon the earlier of (a) six months from the issue date or (b) the first day the company’s stock is publicly traded or (c) converted at the option of the holder. In connection with the issuances of the convertible promissory notes, the Company issued three-year warrants for the purchase of an aggregate of 407,000 shares of MMI’s common stock at an exercise price of $3.25 per share.

During July 2018, the Company received an aggregate of $137,000 associated with the issuances of convertible promissory notes payable. The notes bear no stated interest or maturity date. The notes are convertible into shares of the Company’s stock upon the earlier of (a) six months from the issue date or (b) the first day the company’s stock is publicly traded or (c) converted at the option of the holder. In connection with the issuances of the convertible promissory notes, the Company issued three-year warrants for the purchase of an aggregate of 68,500 shares of MMI’s common stock at an exercise price of $3.25 per share.

From September 12, 2018 through December 31, 2018, the Company entered into Securities Purchase Agreements (“SPA”) with several accredited investors (the “Investors”) providing for the sale by the Company to the investors of 15% Senior Secured Convertible Promissory Notes (the “15% Notes”) in the aggregate amount of $2,165,000, which included $635,000 in other notes payable converted into 15% Notes. The Notes bear interest at 15% per annum paid quarterly and mature 18 months from issuance.

The Investors may elect to convert all or part of the 15% Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $1.00 (the “Fixed Conversion Price”); provided, however, in the event the per share price of a public offering multiplied by sixty percent (60%) at the time of the listing of the shares of common stock on an exchange (the “Listing Event”) is less than $1.00 (the “Discounted Public Offering Price”) then the conversion price shall be reset to equal the Discounted Public Offering Price. In the event the Investors are required to execute a Lock Up Agreement concurrent with a public offering at the time of the Listing Event, then the Fixed Conversion Price shall be $0.75 and the Discounted Public Offering Price shall be the public offering multiplied by forty five percent (45%) at the time of the Listing Event. Upon the occurrence of a Listing Event or the sale or license of all or substantially all of the Company’s assets (a “Liquidity Event”), the entire unpaid and outstanding principal amount and any accrued interest thereon under this Note shall automatically convert in whole without any further action by the Holder.

In addition to the 15% Notes, the Investors also received 1,082,500 warrants to purchase common stock of the Company (the “Warrants”) that entitles the holder to purchase a number of shares equal to 50% of the conversion shares of common stock of the Company. The Warrants are exercisable for five years at an exercise price of $1.20. In the event the conversion price is adjusted as contemplated above, then the exercise price shall adjust to equal 120% of the adjusted conversion price. The Investors may exercise the Warrants on a cashless basis.

The Securities Purchase Agreements require that until the Listing Event, Catalytic Capital LLC holds the right to designate one member and one observer to the board of directors of the Company and that the Company shall engage an investor relations firm mutually agreed to by the Company and Catalytic Capital LLC from the time of the Listing Event until six months after the Listing Event. The Company is also required to engage Insight Advisory as a consultant to provide business and financial advice.

The Company granted the Investors piggy back registration rights with respect to the shares of common stock underlying the Notes and the Warrants.

See Note 18 – Subsequent Events- Other Notes Payable for details related to subsequent issuances or extensions of convertible notes.

During the year ended December 31, 2018, convertible notes with an aggregate amount of $1,850,340 were automatically converted into 1,504,425 shares of the Company’s common stock pursuant to the terms of the notes.

In accordance with ASC 470-20 “Debt with Conversion and other Options”, the intrinsic value related to the convertible notes results in a beneficial conversion feature which is recorded as a debt discount with a corresponding credit to additional paid in capital. The relative fair value of the warrant at the date of grant of is also recorded as a debt discount. For the year ended December 31, 2018, the Company recorded aggregate debt discounts of $399,554 and $2,959,506, related to the warrants and the beneficial conversion feature, respectively, on the convertible notes, which were amortized over the expected terms of the respective notes.

Other Notes Payable

During the year ended December 31, 2017, the Company received an aggregate of $555,000 associated with the issuances of promissory notes, as amended and extended (See Note 18 – Subsequent Events – Other Notes Payable), payable to various parties, of which $335,000 were issued to a related party with a stated interest rate of 10% per the original 60-day-term.

On January 4, 2018 the Company issued a $25,000 promissory note to a related party. The note has a stated interest of 10% over the original term of sixty days. The note as amended and extended on January 29, 2018 becomes due and payable upon the earlier of (a) six month following the date of extension or (b) the approval of the Form 1-A Registration Statement.

On January 24, 2018, the Company entered into a promissory note with an unrelated third party in the principal amount of $511,765 with a maturity date of March 30, 2018. The note is issued with a 15% original issue discount of which the Company received cash proceeds of $435,000. In connection with the promissory note, the Company issued three-year warrants for the purchase of an aggregate of 78,733 shares of the Company’s common stock with an exercise price per share at 50% of initial public offering price. The grant date fair value of the warrants of $155,104 has been amortized over the terms of the note and was recorded as interest. The warrant contains a cashless exercise provision and piggyback registration rights as to the common stock underlying the warrants subsequent to the filing and effectiveness of the Form 8-A with the SEC following the closing of the initial public offering. In the event of default, the principal amount of the note is to be increased by 30% of the original principal amount and another three-year warrant for the purchase of an additional 78,733 shares of the Company’s common stock with an exercise price per share at 50% of initial public offering price, which together with the original warrant would constitute 100% warrant coverage. On March 30, 2018, the Company had defaulted on the loan and as a result the principal interest amount of the note has increase by $153,529 and the Company issued the additional three-year warrants for the purchase of an aggregate of 78,733 shares of the Company’s common stock with an exercise price per share at 50% of initial public offering price. The grant date fair value of the warrants of $149,951 has been recorded as interest expense. The Company has since defaulted on the note and the note was subsequently converted into Secured Convertible Promissory Notes (see Note 18 Subsequent Events - 15% Senior Secured Convertible Notes).